Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets	Error extracting Word content
Summary of Amortization of Intangible Assets Allocated

During the years ended December 31, 2016, 2017 and 2018, amortization was charged to the income statements as follows:

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Cost of revenues	27	60	78
Selling and marketing expenses	109	109	62
General and administrative expenses	70	148	151
	206	317	291